                                             UAM Funds
                                             Funds for the Informed Investor(sm)




C&B Balanced Portfolio
Annual Report                                                   October 31, 2000




                                                                   [LOGO OF UAM]

UAM FUNDS                                               C & B BALANCED PORTFOLIO
                                                        OCTOBER 31, 2000
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                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter ...................................................       1

Portfolio of Investments ...............................................       4

Statement of Assets and Liabilities ....................................       8

Statement of Operations ................................................       9

Statement of Changes in Net Assets .....................................      10

Financial Highlights ...................................................      11

Notes to Financial Statements ..........................................      12

Report of Independent Accountants ......................................      16
--------------------------------------------------------------------------------

UAM FUNDS                                               C & B BALANCED PORTFOLIO

--------------------------------------------------------------------------------
November 10, 2000

Dear Shareholder:

The following report provides a detailed description of the securities held and the statement of operations for the C & B Balanced Portfolio for the twelve-month period ended October 31, 2000.

For this period, the C & B Balanced Portfolio outperformed its benchmark index. This Index consists of a blended return of 60% of the S&P 500 Index and 40% of the Lehman Brothers Government/Corporate Bond Index. Over this period, the C & B Balanced Portfolio returned 8.56% versus 6.78% for the benchmark index. (The S&P 500 Index returned 6.09% and the Lehman U.S. Government Index returned 7.11%.) Given our "high quality, low risk" approach these results are consistent with the expectations of the Cooke & Bieler style outperforming in a "flat" market.

As of October 31, 2000, common stocks represented 59% of the Fund, bonds were 30% and cash reserves were 11%.

Equity Only Analysis

We believe that our equity investment philosophy and process is designed to produce competitive results during rising markets and strong relative results in flat and down periods.

The period ended October 31, 2000 was attractive for Cooke & Bieler's "relative value" style since the S&P 500 Index's performance was negatively impacted by the technology sector. Cooke & Bieler has been cautious with technology stocks due to the high risk, extended valuations in this category.

The strong fundamental characteristics of the companies held in the equity portion of the C & B Balanced Portfolio should help to provide this downside protection. These high quality characteristics include (1) balance sheet strength measured by a relatively low debt to capital ratio, (2) high levels of return on equity and return on capital, (3) consistent growth in earnings and dividends, and (4) use of excess cash flow to repurchase stock.

Fixed Income Only Analysis

C & B's fixed income philosophy is designed to produce the same pattern of results as our equity philosophy. The return on the fixed income portion of the C & B Balanced Portfolio was competitive with the return on the Lehman Government/

UAM FUNDS                                               C & B BALANCED PORTFOLIO

--------------------------------------------------------------------------------

Corporate Bond Index. The maturities are in line with the benchmark and the quality of the holdings remains high.

Sincerely,

/s/ Samuel H. Ballam, III

Samuel H. Ballam, III

The investment results presented in this report represent past performance and should not be construed as a guarantee of future results. A portfolio's performance assumes the reinvestment of all dividends and distributions.


There are no assurances that a portfolio will meet its stated objectives.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

A portfolio's holdings are subject to change because it is actively managed.

Portfolio changes should not be considered recommendations for action by individual investors.


                       Definition of Comparative Indices
                       ---------------------------------

Composite Index is a blended index which reflects 60% of the S&P 500 Index and 40% of the Lehman Government/Corporate Bond Index.

Lehman Intermediate Government/Corporate Index is an unmanaged index of bonds with intermediate-term durations, including U.S. treasury bonds and bonds issued by U.S. government agencies and quasi-federal corporation, and corporate debt guaranteed by the U.S. government.

S&P 500 Index is an unmanaged index comprised of stocks representing major U.S. market industries, including 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.


Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

      Please note that one cannot invest directly in an unmanaged index.

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UAM FUNDS                                               C & B BALANCED PORTFOLIO

--------------------------------------------------------------------------------
Growth of a $10,000 Investment

                                    [GRAPH]

                  C&B          S&P 500          Lehman U.S.         60/40 Blend
                Balanced      Composite      Government/Credit      of the above
                  Fund          Index             Index               Indices

Oct-31-90       $10,000        $10,000           $10,000              $10,000
   Oct-91       $13,050        $13,348           $11,537              $12,611
   Oct-92       $14,449        $14,676           $12,750              $13,914
   Oct-93       $15,462        $16,860           $14,491              $15,924
   Oct-94       $15,576        $17,511           $13,819              $15,993
   Oct-95       $18,353        $22,135           $16,052              $19,556
   Oct-96       $21,051        $27,465           $16,917              $22,753
   Oct-97       $25,344        $36,282           $18,407              $27,884
   Oct-98       $27,513        $44,264           $20,298              $32,870
   Oct-99       $28,366        $55,626           $20,164              $37,682
   Oct-00       $30,794        $59,014           $21,598              $40,237


                   ------------------------------------------
                       AVERAGE ANNUAL TOTAL RETURN*
                       FOR PERIOD ENDED OCTOBER 31, 2000
                   ------------------------------------------
                          1             5            10
                         Year         Years         Years
                   ------------------------------------------
                         8.56%        10.91%        11.91%

                         Periods ended on October 31st


* If the adviser and/or portfolio service providers had not limited certain expenses, the portfolio's total return would have been lower.

All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

A portfolio's performance assumes the reinvestment of all dividends and capital gains.

Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

Please note that one cannot invest directly in an unmanaged index.

               See definition of comparative indices on page 2.

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UAM FUNDS                                               C & B BALANCED PORTFOLIO
                                                        OCTOBER 31, 2000
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
COMMON STOCKS - 58.9%

                                                             Shares      Value
                                                            --------   ---------
APPAREL/TEXTILES -- 1.0%
  V.F. ...............................................       1,310     $  35,779
                                                                       ---------
AUTOMOTIVE -- 3.4%
  Dana ...............................................         370         8,209
  Eaton ..............................................       1,060        72,146
  Snap-On ............................................       1,570        40,133
                                                                       ---------
                                                                         120,488
                                                                       ---------
BANKS -- 2.0%
  Chase Manhattan ....................................         700        31,850
  FleetBoston Financial ..............................       1,000        38,000
                                                                       ---------
                                                                          69,850
                                                                       ---------
BEAUTY PRODUCTS -- 1.4%
  Avon Products ......................................        720         34,920
  International Flavors & Fragrances .................        800         13,400
                                                                       ---------
                                                                          48,320
                                                                       ---------
BUILDING & CONSTRUCTION -- 1.9%
  Sherwin-Williams ...................................      3,100         67,231
                                                                       ---------
CHEMICALS -- 1.0%
  Avery Dennison .....................................        700         35,350
                                                                       ---------
COMMUNICATIONS EQUIPMENT -- 1.1%
  Motorola ...........................................      1,500         37,406
                                                                       ---------
CONSUMER DURABLE -- 1.5%
  Leggett & Platt ....................................      3,300         54,037
                                                                       ---------
CONSUMER NON-DURABLES -- 3.5%
  Energizer Holdings* ................................      1,133         22,377
  Hasbro .............................................      3,150         33,862
  Nike, Cl B .........................................      1,700         67,894
                                                                       ---------
                                                                         124,133
                                                                       ---------
DIVERSIFIED MANUFACTURING -- 1.6%
  Hubbell, Cl B ......................................      2,300         55,056
                                                                       ---------


The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                               C & B BALANCED PORTFOLIO
                                                        OCTOBER 31, 2000
--------------------------------------------------------------------------------

COMMON STOCKS -- continued

                                                             Shares      Value
                                                            --------   ---------

ELECTRONICS -- 1.4%
  Molex, Cl A ..........................................      1,200    $  47,175
                                                                       ---------
ENERGY -- 4.3%
  Exxon Mobil ..........................................        800       71,350
  Royal Dutch Petroleum ADR ............................      1,300       77,187
                                                                       ---------
                                                                         148,537

FINANCIAL SERVICES -- 3.6%
  Countrywide Credit Industries ........................      1,340       50,166
  MBIA .................................................        540       39,251
  Moody's ..............................................      1,400       36,838
                                                                       ---------
                                                                         126,255

FOOD, BEVERAGE & TOBACCO -- 3.9%
  Anheuser-Busch .......................................        720       32,940
  Ralston Purina Group .................................      2,000       48,500
  Whitman ..............................................      4,160       54,080
                                                                       ---------
                                                                         135,520
                                                                       ---------
INSURANCE -- 1.5%
  AON ..................................................      1,300       53,869
                                                                       ---------
MACHINERY -- 1.4%
  Dover ................................................      1,170       49,652
                                                                       ---------
MEDICAL PRODUCTS -- 4.3%
  Becton Dickinson .....................................      2,200       73,700
  Dentsply International ...............................      2,200       76,312
                                                                       ---------
                                                                         150,012
                                                                       ---------
MULTI-INDUSTRY -- 1.0%
  National Service Industries ..........................      1,700       34,744
                                                                       ---------
OFFICE EQUIPMENT -- 2.2%
  Pitney Bowes .........................................      1,800       53,438
  Xerox ................................................      2,600       21,938
                                                                       ---------
                                                                          75,376
                                                                       ---------

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                               C & B BALANCED PORTFOLIO
                                                        OCTOBER 31, 2000
--------------------------------------------------------------------------------

COMMON STOCKS -- continued


                                                             Shares      Value
                                                            --------   ---------

PHARMACEUTICALS -- 5.4%
  Abbott Laboratories ...................................       820    $  43,306
  Bristol-Myers Squibb ..................................     1,220       74,344
  Merck .................................................       790       71,051
                                                                       ---------
                                                                         188,701
                                                                       ---------
RESTAURANTS -- 3.1%
  McDonald's ............................................     1,500       46,500
  Wendy's International .................................     2,800       60,900
                                                                       ---------
                                                                         107,400
                                                                       ---------
RETAIL-DISCOUNT -- 5.4%
  BJ's Wholesale Club* ..................................     1,700       55,994
  Cons Stores* ..........................................     4,500       53,438
  Family Dollar Stores ..................................     4,000       77,750
                                                                       ---------
                                                                         187,182
                                                                       ---------
SERVICES -- 0.6%
  SYSCO .................................................       410       21,397
                                                                       ---------
UTILITIES -- 2.4%
  Duke Energy ...........................................       980       84,709
                                                                       ---------
  TOTAL COMMON STOCKS
  (Cost $1,970,637) .....................................              2,058,179
                                                                       ---------

CORPORATE BONDS -- 16.5%
                                                             Face
                                                            Amount
                                                           --------
  Boeing
     6.350%, 06/15/03 ...................................  $300,000      297,750
  Philip Morris
     6.375%, 02/01/06 ...................................   300,000      276,750
                                                                       ---------
  TOTAL CORPORATE BONDS
     (Cost $603,312) ....................................                574,500
                                                                       ---------


 U.S. TREASURY OBLIGATION -- 14.0%

   U.S. Treasury Note
     5.500%, 02/15/08 (Cost $500,363) ...................   500,000      489,530
                                                                       ---------

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                               C & B BALANCED PORTFOLIO
                                                        OCTOBER 31, 2000
--------------------------------------------------------------------------------

SHORT TERM INVESTMENT -- 11.4%

                                                             Face
                                                            Amount     Value
                                                           --------  ----------

REPURCHASE AGREEMENT -- 11.4%
 Chase Securities, Inc. 6.35%, dated 10/31/00,
  due 11/01/00 to be repurchased at $399,070,
  collateralized by $298,861 of various
  U.S. Treasury Obligations valued at
  $399,008 (Cost $399,000) ..............................  $399,000  $  399,000
                                                                     ----------
 TOTAL INVESTMENTS -- 100.8% (Cost $3,473,312) (a) ......             3,521,209
                                                                     ----------
 OTHER ASSETS AND LIABILITIES, NET -- (0.8%) ............               (26,870)
                                                                     ----------
 TOTAL NET ASSETS -- 100.0% .............................            $3,494,339
                                                                     ==========

  *   Non-Income Producing Security
ADR   American Depositary Receipt
 Cl   Class
(a) The cost for federal income tax purposes was $3,508,750. At October 31, 2000, net unrealized appreciation for all securities based on tax cost was $12,459. This consisted of aggregate gross unrealized appreciation for all securities of $280,044, and gross unrealized depreciation for all securities of $267,585.




The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                               C & B BALANCED PORTFOLIO
                                                        OCTOBER 31, 2000
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

Assets

Investments, at Cost ..............................................   $3,074,312
                                                                      ==========

Investments, at Value -- Note A ...................................   $3,122,209
Repurchase Agreement, at Value -- Note A (Cost $399,000) ..........      399,000
Cash ..............................................................          152
Dividends and Interest Receivable .................................       20,139
Receivable due from Investment Adviser -- Note B ..................        4,502
Other Assets ......................................................        2,238
                                                                      ----------
 Total Assets .....................................................    3,548,240
                                                                      ----------

Liabilities
Payable for Investments Purchased .................................       22,829
Payable for Administrative Fees -- Note C .........................        7,678
Payable for Custodian Fees -- Note D ..............................        1,200
Payable for Directors' Fees -- Note F .............................          850
Other Liabilities .................................................       21,344
                                                                      ----------
 Total Liabilities ................................................       53,901
                                                                      ----------
Net Assets ........................................................   $3,494,339
                                                                      ==========

Net Assets Consist of:
Paid in Capital ...................................................    2,980,313
Undistributed Net Investment Income ...............................       45,546
Accumulated Net Realized Gain .....................................      420,583
Unrealized Appreciation ...........................................       47,897
                                                                      ----------
Net Assets ........................................................   $3,494,339
                                                                      ==========

Institutional Class Shares
Shares Issued and Outstanding ($0.001 par value)
 (Authorized 25,000,000) ..........................................      350,058
Net Asset Value, Offering and Redemption Price Per Share ..........        $9.98
                                                                           =====

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                    C & B BALANCED PORTFOLIO
                                             FOR THE YEAR ENDED OCTOBER 31, 2000
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

Investment Income
Dividends ......................................................   $     72,669
Interest .......................................................        179,346
Less: Foreign Tax Withholding ..................................           (262)
                                                                   ------------
 Total Income ..................................................        251,753
                                                                   ------------
Expenses
Administrative Fees -- Note C ..................................         83,589
Investment Advisory Fees -- Note B .............................         39,201
Registration and Filing Fees ...................................         16,494
Audit Fees .....................................................         15,716
Printing Fees ..................................................         14,740
Custodian Fees -- Note D .......................................          5,267
Directors' Fees -- Note F ......................................          2,474
Legal Fees .....................................................            220
Other Expenses .................................................          3,872
Investment Advisory Fees Waived--Note B ........................        (39,201)
Expenses Assumed by the Investment Adviser -- Note B ...........        (79,518)
                                                                   ------------
 Net Expenses Before Expense Offset ............................         62,854
Expense Offset--Note A .........................................            (69)
                                                                   ------------
 Net Expenses After Expense Offset .............................         62,785
                                                                   ------------
Net Investment Income ..........................................        188,968
                                                                   ------------
Net Realized Gain on Investments ...............................        437,946
Net Change in Unrealized Appreciation (Depreciation)
 on Investments ................................................       (814,714)
                                                                   ------------

Net Loss on Investments ........................................       (376,768)
                                                                   ------------
Net Decrease in Net Assets Resulting from Operations ...........   $   (187,800)
                                                                   ============


The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                                 C&B BALANCED PORTFOLIO

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STATEMENT OF CHANGES IN NET ASSETS


                                                    Year Ended      Year Ended
                                                    October 31,     October 31,
                                                       2000            1999
                                                   -------------    -----------

Increase (Decrease) in Net Assets
Operations:
 Net Investment Income .........................   $     188,968    $   487,886
 Net Realized Gain .............................         437,946      1,753,360
 Net Change in Unrealized Appreciation
  (Depreciation) ...............................        (814,714)    (1,575,197)
                                                   -------------    -----------
 Net Increase (Decrease) in Net Assets
  Resulting from Operations ....................        (187,800)       666,049
                                                   -------------    -----------
Distributions:
 Net Investment Income .........................        (196,993)      (483,803)
 Net Realized Gain .............................      (1,736,179)    (2,992,465)
                                                   -------------    -----------
 Total Distributions ...........................      (1,933,172)    (3,476,268)
                                                   -------------    -----------
Capital Share Transactions: (1)
 Issued ........................................          65,997         44,819
 In Lieu of Cash Distributions .................       1,839,174      3,382,467
 Redeemed ......................................     (10,364,511)    (6,855,497)
                                                   -------------    -----------
 Net Decrease from Capital Share Transactions: .      (8,459,340)    (3,428,211)
                                                   -------------    -----------
       Total Decrease ..........................     (10,580,312)    (6,238,430)
Net Assets:
 Beginning of Period ...........................      14,074,651     20,313,081
                                                   -------------    -----------
 End of Period (Including undistributed net
  investment income of $45,546 and $53,571,
  respectively) ................................   $   3,494,339    $14,074,651
                                                   =============    ===========
(1) Shares Issued and Redeemed:
 Shares Issued  ................................           6,467          3,943
 In Lieu of Cash Distributions .................         200,008        310,292
 Shares Redeemed ...............................      (1,145,231)      (607,643)
                                                   -------------    -----------
 Net Decrease in Shares Outstanding ............        (938,756)      (293,408)
                                                   =============    ===========



The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                                 C&B BALANCED PORTFOLIO

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FINANCIAL HIGHLIGHTS
                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period

                                                                           Year Ended October 31,
                                                         --------------------------------------------------------
                                                           2000        1999        1998        1997        1996
                                                         --------    --------    --------    --------    --------

Net Asset Value, Beginning of Period .................   $  10.92    $  12.84    $  13.75    $  12.94    $  13.13
                                                         --------    --------    --------    --------    --------
Income from Investment Operations
 Net Investment Income ...............................       0.43        0.35        0.41        0.42        0.45
 Net Realized and Unrealized Gain (Loss)
   on Investments ....................................       0.32@         --@       0.66        1.98        1.29
                                                         --------    --------    --------    --------    --------
 Total from Investment Operations ....................       0.75        0.35        1.07        2.40        1.74
                                                         --------    --------    --------    --------    --------
Distributions:
 Net Investment Income ...............................      (0.34)      (0.34)      (0.41)      (0.44)      (0.45)
 Net Realized Gain ...................................      (1.35)      (1.93)      (1.57)      (1.15)      (1.48)
                                                         --------    --------    --------    --------    --------
 Total Distribution ..................................      (1.69)      (2.27)      (1.98)      (1.59)      (1.93)
                                                         --------    --------    --------    --------    --------
Net Asset Value, End of Period .......................   $   9.98    $  10.92    $  12.84    $  13.75    $  12.94
                                                         ========    ========    ========    ========    ========
Total Return+ ........................................       8.56%       3.10%       8.56%      20.39%      14.70%
                                                         ========    ========    ========    ========    ========

Ratios and Supplemental Data
Net Assets, End of Period (Thousands) ................   $ 3,494     $ 14,075    $ 20,313    $ 24,066    $ 22,629
Ratio of Expenses to Average Net Assets ..............      1.00%        1.00%       1.00%       1.00%       1.00%
Ratio of Net Investment Income to Average
  Net Assets .........................................       3.01%       2.88%       2.97%       3.20%       3.51%
Portfolio Turnover Rate ..............................         30%         28%         24%         35%         21%


 + Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the periods indicated.

 @ The amount shown for a share outstanding throughout the period does not accord with aggregate net gains on investments for the period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                               C & B BALANCED PORTFOLIO

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

  UAM Funds, Inc., UAM Funds, Inc. II and UAM Trust Funds (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended.
The C & B Balanced Portfolio (the "Portfolio"), a portfolio of UAM Funds, Inc., is a diversified, open-end management investment company. At October 31, 2000, the UAM Funds were comprised of 49 active portfolios. The information presented in the financial statements pertains only to the Portfolio. The objective of the Portfolio is to provide maximum long-term total return with minimal risk to principal.

  A. Significant Accounting Policies: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

     1. Security Valuation: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined by using the last reported bid price. Fixed income securities are stated on the basis of valuation provided by brokers and/or a pricing service which uses information with respect to transactions in fixed income securities, quotations from dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value following procedures approved by the Board of Directors.

     2. Federal Income Taxes: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

     3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal

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UAM FUNDS                                               C & B BALANCED PORTFOLIO

--------------------------------------------------------------------------------

  amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreement. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

     4. Distributions to Shareholders: The Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

     The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments.

     Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated gain (loss) and paid in capital.

     Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

     5. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the effective yield basis over their respective lives. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets, if any, for custodian balance credits.

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UAM FUNDS                                               C & B BALANCED PORTFOLIO

--------------------------------------------------------------------------------

  B. Investment Advisory Services: Under the terms of an investment advisory agreement, Cooke & Bieler, Inc. (the "Adviser"), a subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.625% of average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.00% of average daily net assets. Old Mutual, Plc. gained control of United Asset Management on Sept. 26, 2000.

  C. Administrative Services: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the Portfolio under a Fund Administration Agreement (the "Agreement"). The Administrator has entered into separate Service Agreements with SEI Investments Mutual Funds Services ("SEI"), a wholly-owned subsidiary of SEI Investments Company, DST Systems, Inc. ("DST"), and UAM Shareholder Service Center, ("UAMSSC") an affiliate of UAM, to assist in providing certain services to the Portfolio.

  Pursuant to the Agreement, the Portfolio pays the Administrator 0.093% per annum of the average daily net assets of the Portfolio, an annual base fee of $72,500, and a fee based on the number of active shareholder accounts.

  For the year ended October 31, 2000, the Administrator was paid $83,589, of which $37,471 was paid to SEI for their services, $14,942 to DST for their services, and $8,982 to UAMSSC for their services.

  D. Custodian: The Chase Manhattan Bank is custodian for the Portfolio's assets and the assets are held in accordance with the custodian agreement.

  E. Distribution Services: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

  F. Directors' Fees: Each Director, who is not an officer or affiliated person, receives $3,000 per meeting attended plus reimbursement of expenses incurred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $200 for each active portfolio of the UAM Funds.

UAM FUNDS                                               C & B BALANCED PORTFOLIO

--------------------------------------------------------------------------------

  G. Purchases and Sales: For the year ended October 31, 2000, the Portfolio made purchases of $1,798,190 and sales of $8,908,507 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases of U.S. Government securities. Sales of long-term U.S. Government securities were $3,067,624.

  H. Line of Credit: The Portfolio, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.09% per annum, payable at the end of each calendar quarter, is accrued by each participating portfolio based on its average daily unused portion of the line of credit. During the year ended October 31, 2000, the Portfolio had no borrowings under the agreement.

  I. Other: At October 31, 2000, 67% of total shares outstanding were held by 3 record shareholders each owning 10% or greater of the aggregate total shares outstanding.

UAM FUNDS                                               C & B BALANCED PORTFOLIO

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
UAM Funds, Inc. and Shareholders of
C & B Balanced Portfolio

  In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of C & B Balanced Portfolio (the "Portfolio"), a portfolio of UAM Funds, Inc., at October 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
December 15, 2000

UAM FUNDS                                               C & B BALANCED PORTFOLIO

--------------------------------------------------------------------------------

Federal Income Tax Information (Unaudited)

The C&B Balanced Portfolio hereby designates $1,736,179 as long-term dividend for the purpose of the dividend paid deduction on the Portfolio's income tax return. For the year ended October 31, 2000, the percentage of dividends paid that qualify for the 70% dividend received deduction for corporate shareholders is 39.24%. The percentage of income earned from direct treasury obligations for the year ended October 31, 2000 is 25.1%.

UAM FUNDS                                               C & B BALANCED PORTFOLIO

--------------------------------------------------------------------------------

Officers and Trustees

James F. Orr, III                                         William H. Park
Director, President and Chairman                          Vice President

John T. Bennett, Jr.                                      Gary L. French
Director                                                  Treasurer

Nancy J. Dunn                                             Robert J. Della Croce
Director                                                  Assistant Treasurer

Philip D. English                                         Linda T. Gibson, Esq.
Director                                                  Secretary

William A. Humenuk                                        Martin J. Wolin, Esq.
Director                                                  Assistant Secretary

James P. Pappas                                           Theresa DelVecchio
Vice President                                            Assistant Secretary

--------------------------------------------------------------------------------

UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

Investment Adviser
Cooke & Bieler, Inc.
1700 Market Street
Philadelphia, PA 19103

Distributor
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110






                                          This report has been prepared for
                                          shareholders and may be distributed
                                          to others only if preceded or
                                          accompanied by a current prospectus.

                              [LOGO OF UAM FUNDS]

Supplement dated October 27, 2000, to the Annual Report of the Financials for the C&B Balanced Portfolio.

    The Annual Report is hereby supplemented to reflect the following:

    On October 27, 2000, there was a Special Meeting of Shareholders of the Fund, at which the shareholders of the Portfolio voted on the listed proposals. The following were the results of the vote:


                                                       For:    Against: Abstain:
                                                    ---------- -------- --------
1.To elect the Trustees/Directors.
  01) John T. Bennett, Jr.......................... 19,010,168    --    451,579
  02) Nancy J. Dunn................................ 19,032,354    --    429,393
  03) William A. Humenuk........................... 19,032,469    --    429,278
  04) Philip D. English............................ 19,032,469    --    429,278
  05) James F. Orr, III............................ 19,030,371    --    431,371

2.To approve the proposed change of the investment objective of the Fund from fundamental to non-fundamental.

                                                       229,449  4,509     4,550

3.To approve the proposed changes to the Fund's fundamental investment restrictions.

  a) Diversification of Investments:...............    229,449  4,509     4,550
  b) Borrowing:....................................    229,449  4,509     4,550
  c) Issuing of Senior Securities:.................    229,449  4,509     4,550
  d) Underwriting:.................................    229,449  4,509     4,550
  e) Industry Concentration:.......................    229,449  4,509     4,550
  f) Investment in Real Estate:....................    229,449  4,509     4,550
  g) Commodities:..................................    229,449  4,509     4,550
  h) Lending:......................................    229,449  4,509     4,550
  i) Illiquid Securities:..........................    229,449  4,509     4,550
  j) Control or Management:........................    229,449  4,509     4,550
  k) Unseasoned Issuers:...........................    229,449  4,509     4,550
  l) Borrowing exceeding 5%:.......................    229,449  4,509     4,550
  m) Pledging:.....................................    229,449  4,509     4,550

                                                       For:   Against: Abstain:
                                                      ------- -------- --------
  n) Margin Purchases and Short Sales:............... 229,449  4,509    4,550
  o) Directors' Ownership of Shares:................. 229,449  4,509    4,550
  p) Interest in Oil, Gas or Other Mineral
     Exploration or Development Programs:............ 229,449  4,509    4,550
  q) Futures and Options:............................ 229,449  4,509    4,550

4.To ratify the selection of PricewaterhouseCoopers LLP as the independent auditors.

                                                      237,693    --     4,550

5.To approve an Interim Investment Advisory Agreement between each Fund and its investment adviser.

                                                      237,390    --     4,853

6.To approve an Investment Advisory Agreement between the Fund and its investment adviser, subject to completion of the merger between United Asset
Management Corporation and Old Mutual Plc.

                                                      237,390    --     4,853

                                                            [LOGO OF UAM FUNDS]